STOCK-BASED COMPENSATION (Details Narrative)	12 Months Ended
Mar. 31, 2026
Performance Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement description	The total amount of monetary claims and cash to be granted under the Plan to the eligible directors for each performance evaluation period shall not exceed ¥200,000 thousands (excluding salaries for directors who also serve as employees), and the total number of Company shares to be delivered shall not exceed 500,000 shares per Performance Evaluation Period.